Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
the Partnership has made taxable property loans to these consolidated VIEs of $7.4 million and $7.1 million as of December 31, 2014 and 2013, respectively.

VIEs - December 31, 2014
			Base	Principal	Income
		Maturity	Interest	Outstanding at	Earned in
Property Name	Location	Date	Rate	December 31, 2014	2014
Bent Tree Apartments (1)	Columbia, SC	12/15/2030	6.25%	$7,465,000	$468,859
Fairmont Oaks Apartments (1)	Gainesville, FL	4/1/2033	6.30%	7,266,000	460,420
Total Mortgage Revenue Bonds				$14,731,000	$929,279
(1) Bonds held by ATAX TEBS I, LLC
VIEs - December 31, 2013
			Base	Principal	Income
		Maturity	Interest	Outstanding at	Earned in
Property Name	Location	Date	Rate	December 31, 2013	2013
Bent Tree Apartments (1)	Columbia, SC	12/15/2030	6.25%	$7,542,000	$473,438
Fairmont Oaks Apartments (1)	Gainesville, FL	4/1/2033	6.30%	$7,355,000	$465,791
Total Mortgage Revenue Bonds				$14,897,000	$939,229
(1) Bonds held by ATAX TEBS I, LLC
The following is a summary of the taxable loans, accrued interest and allowance on amounts due at December 31, 2014 and 2013 :

	December 31, 2014
	Outstanding Balance	Accrued Interest	Loan Loss Reserves	Interest Allowance	Net Taxable Loans
Arbors at Hickory Ridge	$191,264	$26,047	$—	$—	$217,311
Ashley Square	5,078,342	2,455,660	(3,596,342)	(2,455,660)	1,482,000
Avistar (February 2013 portfolio)	274,496	16,470	—	—	290,966
Avistar (June 2013 portfolio)	251,622	15,097	—	—	266,719
Cross Creek	6,976,087	2,084,804	(3,447,472)	(2,084,804)	3,528,615
Foundation for Affordable Housing	1,560,553	1,735	—	—	1,562,288
Greens Property	850,000	231,342	—	—	1,081,342
Lake Forest	4,618,704	2,599,613	(55,000)	(2,578,778)	4,584,539
Ohio Properties	2,390,447	894,044	—	(307,832)	2,976,659
	$22,191,515	$8,324,812	$(7,098,814)	$(7,427,074)	$15,990,439

	December 31, 2013
	Outstanding Balance	Accrued Interest	Loan Loss Reserves	Interest Allowance	Net Taxable Loans
Arbors at Hickory Ridge	$191,264	$12,979	$—	$—	$204,243
Ashley Square	5,078,342	2,053,415	(3,596,342)	(2,053,415)	1,482,000
Cross Creek	6,821,087	1,825,389	(3,372,472)	(1,825,389)	3,448,615
Foundation for Affordable Housing	1,603,083	13,989	—	—	1,617,072
Greens Property	876,000	130,563	—	(921)	1,005,642
Lake Forest	4,618,704	2,148,881	(55,000)	(2,128,046)	4,584,539
Ohio Properties	2,361,447	585,377	—	(186,706)	2,760,118
	$21,549,927	$6,770,593	$(7,023,814)	$(6,194,477)	$15,102,229

Schedule of Other Assets [Table Text Block]
The Company had the following Other Assets as of dates shown:

	December 31, 2014	December 31, 2013
Property loans receivable	$22,191,515	$21,549,927
Less: Loan loss reserves	(7,098,814)	(7,023,814)
Deferred financing costs - net	4,659,104	2,503,679
Fair value of derivative contracts	267,669	888,120
Taxable bonds at fair value	4,616,565	4,075,953
Land held for sale	—	1,465,000
Bond purchase commitment - fair value adjustment (Notes 4 & 16)	5,780,413	—
Other assets	717,867	714,749
Total Other Assets	$31,134,319	$24,173,614

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
The following is a detail of loan loss reserves for the years ended December 31:

	2014	2013	2012
Balance, beginning of year	$7,023,814	$12,272,671	$12,272,671
Realized loss on taxable loan - Iona Lakes	—	(4,557,741)	—
Provision for loan loss	75,000	168,000	—
Deconsolidation of VIEs	—	55,000	—
Write off due to foreclosure	—	(914,116)	—
Balance, end of year	$7,098,814	$7,023,814	$12,272,671